ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 HKD	Sep. 30, 2014	Dec. 31, 2013 USD ($)
Derivative [Line Items]
Fair value of interest rate swap liabilities - current	$ 19			$ 0
Studio City Project Facility [Member]
Derivative [Line Items]
Interest rate swap agreements, expiry date	All these interest rate swap agreements will expire in March 2015.
Studio City Project Facility [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Fixed interest rate per annum on notional amount of interest rate swap agreements			0.28%
Notional amounts of outstanding interest rate swap agreements	$ 240,000	HKD 1,867,199,900